Accounting policies	12 Months Ended
Dec. 31, 2019
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Accounting policies
Accounting policies
A summary of the principal accounting policies, all of which have been applied consistently throughout the year, is set out below.
Basis of preparation
The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards ("IFRSs") as issued by the International Accounting Standards Board and IFRS Interpretations Committee applicable to companies reporting under IFRS.
The consolidated financial statements have been prepared under the historical cost convention, with the exception of derivative financial instruments which have been measured at fair value.
The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company's accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in note 4.
Going concern
The Company has incurred recurring losses since inception, including net losses of £31.9 million, £19.9 million and £20.5 million for the years ended December 31, 2019, 2018 and 2017, respectively. In addition, as of December 31, 2019, the Company had an accumulated loss of £100.6 million. The Company expects to continue to generate operating losses for the foreseeable future. As of the issuance date of the annual consolidated financial statements, the Company expects that its cash and cash equivalents, would be sufficient to fund its operating expenses and capital expenditure requirements for at least 12 months from the issuance date of these annual consolidated financial statements. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.
The Company intends to initiate its Phase 3 program for the maintenance treatment of COPD once it believes it has alignment with the FDA on its planned design for the Phase 3 clinical program. The Company will require significant additional funding to initiate and complete this Phase 3 program and will need to secure the required capital to fund the program.   The Company will seek additional funding through public or private financings, debt financing, collaboration or licensing agreements and other arrangements.  However, there is no guarantee that the Company will be successful in securing additional finance on acceptable terms, or at all, and should the Company be unable to raise sufficient additional funds it will be required to defer the initiation of Phase 3 clinical trials, until such funding can be obtained. This could also force the Company to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, or pursue alternative development strategies that differ significantly from its current strategy, which could have a material adverse effect on the Company’s business, results of operations and financial condition.
Business combination
The Company applies the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity interests issued by the Company. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. The excess of the cost of acquisition over the fair value of the Company's share of the identifiable net assets acquired is recorded as goodwill. Goodwill arising on acquisitions is capitalized and is subject to an impairment review, both annually and when there are indications that the carrying value may not be recoverable.
Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. Acquisition-related costs are expensed as incurred and included in administrative expenses.
Basis of consolidation
These consolidated financial statements include the financial statements of Verona Pharma plc and its wholly owned subsidiaries Verona Pharma, Inc. and Rhinopharma. The acquisition method of accounting was used to account for the acquisition of Rhinopharma.
Inter-company transactions, balances and unrealized gains on transactions between group companies are eliminated.
Verona Pharma Inc. and Rhinopharma adopt the same accounting policies as the Company.
Foreign currency translation
Items included in the Company's consolidated financial statements are measured using the currency of the primary economic environment in which the entity operates ("the functional currency"). The consolidated financial statements are presented in pounds sterling ("£"), which is the functional and presentational currency of the Company.
Transactions in foreign currencies are recorded using the rate of exchange ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated using the rate of exchange ruling at the balance sheet date and the gains or losses on translation are included in the Consolidated Statement of Comprehensive Income. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the original transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined.
The assets and liabilities of foreign operations are translated into pounds sterling at the rate of exchange ruling at the balance sheet date. Income and expenses are translated at weighted average exchange rates for the period. The exchange differences arising on translation for consolidation are recognized in Other Comprehensive Income.
Cash and cash equivalents
Cash and cash equivalents includes cash in hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less.
Deferred taxation
Deferred tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred tax is determined using tax rates and laws that have been enacted or substantially enacted by the balance sheet date and expected to apply when the related deferred tax is realized or the deferred liability is settled.
Deferred tax assets are recognized to the extent that it is probable that the future taxable profit will be available against which the temporary differences can be utilized.
Research and development costs
Capitalization of expenditure on product development commences from the point at which technical feasibility and commercial viability of the product can be demonstrated and the Company is satisfied that it is probable that future economic benefits will result from the product once completed. No such costs have been capitalized to date.
Expenditure on research and development activities that do not meet the above criteria is charged to the Consolidated Statement of Comprehensive Income as incurred.
 Property, plant and equipment
Property, plant and equipment are stated at cost, net of depreciation and any provision for impairment. Cost includes the original purchase price of the asset and the costs attributable to bringing the asset to its working condition for its intended use. Depreciation is calculated to write off the cost less their estimated residual values, on a straight-line basis over the expected useful economic lives of the assets concerned. The principal annual periods used for this purpose are:

Computer hardware	3 years
Intangible assets and goodwill

(a)	Goodwill
Goodwill arises on the acquisition of subsidiaries and represents the excess of the consideration transferred over the fair value of the identifiable net assets acquired.

(b)	Patents
Patent costs associated with the preparation, filing, and obtaining of patents are capitalized and amortized on a straight-line basis over the estimated useful lives of ten years.

(c)	Computer software
Amortization is calculated so as to write off the cost less estimated residual values, on a straight-line basis over the expected useful economic life of two years.

(d)	In-process research & development ("IP R&D")
The IP R&D asset acquired through a business combination, that had not reached technical feasibility, was initially recognized at fair value. Subsequent movements in the assumed contingent liability (see 2.12) that relate to changes in estimated cashflows or probabilities of success are recognized as additions to the IP R&D asset that it relates to. There were no changes in estimated cashflows or probabilities of success in the years ended 31 December, 2019, or 2018.
This is a change in accounting policy as prior to January 1, 2019, movements in the assumed contingent liability were taken to the Statement of Comprehensive Income (see note 2.17). As a result of the change in accounting policy £484 thousand was restated from Accumulated Loss to the IP R&D asset.
The asset is subject to impairment testing until completion, abandonment of the project or when the research findings are commercialized through a revenue generating project. The Company determines whether intangible assets are impaired on an annual basis or when there is an indication of impairment.
Impairment of intangible assets, goodwill and non-financial assets
The Company holds intangible assets relating to acquired IP R&D, patent costs and goodwill. Goodwill and intangible assets are tested annually for impairment or if there is an indication of impairment. The Company is a single cash generating unit ("CGU") so all intangibles are allocated to the Company as one CGU.
As at 31 December, 2019, and 2018 the Company carried out impairment reviews with reference to its market capitalization. At points during the year ended 31 December 2019, the Company's market capitalization was less than its net assets. As a result, the Company carried out an impairment review by forecasting expected sales of ensifentrine, delivered by nebulizer for the maintenance treatment of chronic COPD, and associated costs. This cashflow forecast was then discounted to its net present value to demonstrate that the value in use of the ensifentrine was greater than the Company's net assets. The Company was required to make various estimates and assumptions as inputs for this model including, but not limited to:

•	market size and product acceptance by clinicians, patients and reimbursement bodies;

•	gross and net selling price;

•	costs of manufacturing, product distribution and marketing support;

•	costs of the Company's overhead;

•	size and make up of a sales force;

•	probabilities of success; and

•	discount rate.
Employee Benefits
(a)    Pension
The Company operates defined contribution pension schemes for its employees. Contributions payable for the year are charged to the Consolidated Statement of Comprehensive Income. The Company has no further liability once the contributions have been paid.
(b)    Bonus plans
The Company recognizes a liability and an expense for bonus plans if contractually obligated or if there is a past practice that has created a constructive liability.
Share-based payments
The Company operates a number of equity-settled, share-based compensation schemes. The fair value of share based payments is determined using the Black-Scholes model and requires several assumptions and estimates as disclosed in note 17.
The fair value of share-based payments under these schemes is expensed on a straight-line basis over the share based payments' vesting periods, based on the Company's estimate of shares that will eventually vest.
Provisions
Provisions are recognized when the Company has a present legal or constructive liability as a result of past events, it is probable that an outflow of resources will be required to settle the liability, and the amount can be reliably estimated. Provisions are measured at the present value of the expenditures expected to be required to settle the liability using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.
Assumed contingent liability related to the business combination
In 2006 the Company acquired Rhinopharma and assumed contingent liabilities owed to Vernalis Pharmaceuticals Limited which was subsequently acquired by Ligand Pharmaceuticals, Inc. (“Ligand”). The Company refers to the assignment and license agreement as the Ligand Agreement.
Ligand assigned to the Company all of its rights to certain patents and patent applications relating to ensifentrine and related compounds (the "Ligand Patents") and an exclusive, worldwide, royalty-bearing license under certain Ligand know-how to develop, manufacture and commercialize products (the "Licensed Products") developed using Ligand Patents, Ligand know-how and the physical stock of certain compounds.
The assumed contingent liability comprises a milestone payment on obtaining the first approval of any regulatory authority for the commercialization of a Licensed Product, low to mid-single digit royalties based on the future sales performance of all Licensed Products and a portion equal to a mid-twenty percent of any consideration received from any sub-licensees for the Ligand Patents and for Ligand know-how.
The liability was initially recognized at fair value and subsequently measured at amortized cost. The assumed contingent liability is estimated as the expected value of the milestone payment and royalty payments. This expected value is based on estimated future royalties payable, derived from sales forecasts, and an assessment of the probability of success using standard market probabilities for respiratory drug development. The risk-weighted value of the assumed contingent arrangement is discounted back to its net present value applying an effective interest rate of 12%.
Royalties payable are based on the future sales performance so the amount payable is unlimited. Sales that may be achieved are difficult to predict and subject to estimate, which is inherently uncertain.
The assumed contingent liability is accounted for as a liability and its value is measured at amortized cost using the effective interest rate method, and is re-measured for changes in estimated cash flows or when the probability of success changes.
Remeasurements relating to changes in estimated cash flows and probabilities of success are recognized in the IP R&D asset it relates to ("see 2.7"). This is a change in accounting policy for the year ended December 1, 2019 (see 2.17). The unwind of the discount is recognized in finance expense.
Financial instruments — initial recognition and subsequent measurement
The Company classifies a financial instrument, or its component parts, as a financial liability, a financial asset or an equity instrument in accordance with the substance of the contractual arrangement and the definitions of a financial liability, a financial asset and an equity instrument.
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(a)	Financial assets, initial recognition and measurement and subsequent measurement
The Company has no financial assets recorded at fair value through profit or loss ("FVPTL"). All assets are initially recognized initially at fair value plus transaction costs and subsequently measured at amortized cost using the effective interest method.

(b)	Financial liabilities, initial recognition and measurement and subsequent measurement

Financial liabilities are classified as measured at amortized cost or FVTPL.

The Company's warrants are classified as FVTPL and fair value gains and losses are recognized in profit or loss.

Other financial liabilities are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.
The Company's financial liabilities include trade and other payables, the Company's warrants and the assumed contingent liability.
(c)    Derivative financial instruments
Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured at fair value at the end of each reporting date. The Company holds one type of derivative financial instrument, the warrants, as explained in Note 2.14.
The full fair value of the derivative is classified as a non-current liability when the warrants are exercisable in more than 12 months and as a current liability when the warrants are exercisable in less than 12 months.
Changes in fair value of a derivative financial liability when related to a financing arrangement are recognized in the Consolidated Statement of Comprehensive Income within Finance Income or Finance Expense.
arrants
Warrants issued by the Company to investors as part of a share subscription are compound financial instruments where the warrant meets the definition of a financial liability.
The financial liability component is initially measured at fair value in the Consolidated Statement of Financial Position. Equity is measured at the residual between the subscription price for the entire instrument and the liability component. The financial liability component is remeasured. Equity is not remeasured.
Short Term Investments
Short term investments include fixed term deposits held at banks with original maturities between three months and a year. They are classified as loans and receivables and are measured at amortized cost using the effective interest method.
Transaction costs
Qualifying transaction costs might be incurred in anticipation of an issuance of equity instruments and may cross reporting periods. The entity defers these costs on the balance sheet until the equity instrument is recognized. Deferred costs are subsequently reclassified as a deduction from equity when the equity instruments are recognized, as the costs are directly attributable to the equity transaction. If the equity instruments are not subsequently issued, the transaction costs are expensed. Any costs not directly attributable to the equity transaction are expensed.
Transaction costs that relate to the issue of a compound financial instrument are allocated to the liability and equity components of the instrument in proportion to the allocation of proceeds. Where the liability component is held at fair value through profit or loss, the transaction costs are expensed to the Consolidated Statement of Comprehensive Income. For liabilities held at amortized cost, transaction costs are deducted from the liability and subsequently amortized. The amount of transaction costs accounted for as a deduction from equity in the period is disclosed separately in accordance with International Accounting Standard (“IAS 1”).
Investments in subsidiaries

Investments in subsidiaries are shown at cost less any provision for impairment.
New standards, amendments and interpretations adopted by the Company
The following standard has been adopted by the Company for the first time for the financial year beginning on or after January 1, 2019:

▪	IFRS 16 "Leases"
The Company adopted IFRS 16 on January 1, 2019, and, as a consequence, changed its accounting policies. See note 2.17.
New standards, amendments and interpretations issued but not effective for the financial year beginning January 1, 2019 and not early adopted
There are no IFRS standards or interpretations not yet effective that would be expected to have a material impact on the Group.